Financial commitments and contingent liabilities - Right-of-use Assets and Related Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial commitments and contingent liabilities
Property and equipment	$ 10,948	$ 12,386
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment	Property and equipment
Other current liabilities	$ 11,896	$ 13,520	$ 19,389
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities	Other liabilities